S000060170 [Member] Investment Strategy - Baron Real Estate Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non-diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities, real estate income-producing securities and other real estate securities of any market capitalization, debt securities, non-U.S. real estate income-producing securities, and any other real estate-related yield securities. Investments in non-U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. The Fund may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings or “Baa” by Moody’s Investors Services, Inc., or if unrated, are judged by the Adviser to be of comparable quality. The Fund may invest up to 35% of its total assets in such securities. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security.
The Fund is likely to maintain a significant portion of its assets in real estate investment trusts (“REITs”). REITs pool money to invest in properties (“equity REITs”) or mortgages (“mortgage REITs”), and their revenue primarily consists of rent derived from owned, income producing real estate properties, and capital gains from the sale of such properties. The Fund generally invests in equity REITs.
The Adviser seeks to invest in businesses it believes have sustainable competitive advantages, exceptional management, opportunities for growth, and an attractive valuation.

Strategy Portfolio Concentration [Text]	The Fund is a non-diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities, real estate income-producing securities and other real estate securities of any market capitalization, debt securities, non-U.S. real estate income-producing securities, and any other real estate-related yield securities. Investments in non-U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.